Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Citizens Holding Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 87,379,179	$ 84,440,131
Total Capital (to Risk Weighted Assets), Actual Ratio	18.22%	17.53%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	38,372,601	38,542,705
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	81,371,626	78,409,696
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	16.96%	16.27%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	19,271,353	19,271,353
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), Actual Amount	81,372,626	78,409,696
Tier I Capital (to Average Assets), Actual Ratio	9.58%	9.47%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	33,958,656	33,131,789
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	85,392,046	82,742,612
Total Capital (to Risk Weighted Assets), Actual Ratio	17.81%	17.16%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	38,346,180	38,570,544
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	47,932,725	48,213,180
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	79,388,571	76,707,881
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	16.56%	15.91%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	19,173,090	19,285,272
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	28,759,635	28,927,908
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	79,388,571	76,707,881
Tier I Capital (to Average Assets), Actual Ratio	9.36%	9.31%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	33,944,452	32,947,256
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	$ 42,430,564	$ 41,184,070
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%